ORGANIZATION AND DESCRIPTION OF OUR BUSINESS - Narrative (Details) $ / shares in Units, shares in Millions	Dec. 24, 2024 USD ($)	Mar. 31, 2020 USD ($) agreement $ / shares shares	Mar. 20, 2020 class partnershipUnit
Disclosure of corporate information [line items]
Exchangeable shares | class			1
Limited partnership units | partnershipUnit			9
Issued and outstanding exchangeable shares held by holders of units (in percentage)		70.40%
Issued and outstanding exchangeable shares held by partner (in percentage)		29.60%
Exchangeable And Class B Shares Of BIHC
Disclosure of corporate information [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Class Exchangeable Shares
Disclosure of corporate information [line items]
Redeemable and exchangeable partnership units, exchange ratio	1
Ownership cap limits exchange by owing, (in percentage)	9.50%
Prior written notice period	60 days
BIHC
Disclosure of corporate information [line items]
Voting interest in company (in percentage)		82.40%
Class A shares to limited partner units, conversion ratio		0.11111
Exchangeable shares issued as a result of the holding LP distribution, Brookfield (in shares) | shares		20.6
Exchangeable shares issued as a result of the holding LP distribution, Partnership (in shares) | shares		48.9
Equity commitment from parent		$ 1,000,000,000
Preferred shares (in usd per share) | $ / shares		$ 25.00
Holders of exchangeable shares
Disclosure of corporate information [line items]
Voting interest in company (in percentage)	25.00%
Subsidiary partners of exchangable shares
Disclosure of corporate information [line items]
Voting interest in company (in percentage)	75.00%
Subsidiaries
Disclosure of corporate information [line items]
Voting interest in company (in percentage)		75.00%
Holders of BIHC exchangeable shares | BIHC
Disclosure of corporate information [line items]
Voting interest in company (in percentage)		25.00%
Brookfield Infrastructure Partners L.P. | BIHC
Disclosure of corporate information [line items]
Voting interest in company (in percentage)		7.40%
Holders of exchangeable shares, excluding Parent | BIHC
Disclosure of corporate information [line items]
Voting interest in company (in percentage)		17.60%
Senior Unsecured Revolving Credit Facility
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity	$ 150,000,000
Borrowings maturity, term (in year)	10 years
Borrowings maturity, annual extensions period (in year)	1 year
Senior Unsecured Revolving Credit Facility | BIHC
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity		$ 1,000,000,000
Borrowings maturity, term (in year)		10 years
Number of credit agreements | agreement		2
Senior Unsecured Revolving Credit Facility | Subsidiaries | BIHC
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity		$ 1,000,000,000
Senior Unsecured Revolving Credit Facility | Brookfield Infrastructure Partners L.P. | BIHC
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity		$ 1,000,000,000